Subsequent events to the reporting date	12 Months Ended
Dec. 31, 2021
Subsequent events to the reporting date [Abstract]
Subsequent events to the reporting date
29	Subsequent events to the reporting date

(a)	On January 8, 2022, the sale of the ship “Isla Colorada” was formalized by Transportación Marítima Mexicana, S.A. de C.V., subsidiary of Grupo TMM.

(b)
On February 4, 2022 the new airport in Mexico City (Aeropuerto Internacional Felipe Angeles-AIFA) awarded to TMM Almacenadora S.A.P.I. de C.V., a 10-year lease to operate a bonded warehouse of 5,184 square meters within the airport’s cargo terminal. The Management expects to begin operations during the first quarter of 2023, once all airport cargo is moved from Mexico City International Airport (AICM) to AIFA as ordered by the Ministry of Communication and Transport.

(c)
Management continues to monitor the development of the COVID-19 pandemic and its impact on the Company, and has not identified any significant event related to the pandemic or any other matter between the reporting date and the authorization date of the accompanying financial statements, which in its view requires any adjustment or disclosure.